Investment in Affiliate - Balance Sheet Data (Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Data [Line Items]
Total current assets	$ 26,688,017	$ 44,220,084
Total assets	460,965,117	419,545,980
Total current liabilities	28,482,791	23,655,911
Total long-term liabilities	210,081,783	163,239,292
Box Ships Inc.
Balance Sheet Data [Line Items]
Total current assets	22,011,255	31,691,262
Total non-current assets	375,837,950	397,915,376
Total assets	397,849,205	429,606,638
Total current liabilities	140,886,944	184,434,021
Total long-term liabilities	$ 282,375	$ 453,248